COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.   COMMITMENTS AND CONTINGENCIES

The Group’s leases are for the office premises. Future minimum lease payments under non-cancellable operating leases agreements as of December 31, 2018 are as follows. The Group’s leases do not contain any contingent rent payment terms.

RMB

Year ending December 31
2019	53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	110,042

Rental expenses incurred under operating leases were RMB 46.65 million and RMB 78.01 million and RMB 67.87 million for the years ended December 31, 2016, 2017 and 2018, respectively.